USAA Money Market Fund
FUND SUMMARY: USAA MONEY MARKET FUND
INVESTMENT OBJECTIVE
The USAA Money Market Fund's (the Fund) investment objective is the highest income consistent with preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012 USD ($)
Shareholder Fees:
Shareholder Fee, Other	none

Annual Fund Operating Expenses (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012
Operating Expenses:
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.24%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012 USD ($)
Expense Example:
1 Year	66
3 Years	208
5 Years	362
10 Years	810

PRINCIPAL INVESTMENT STRATEGY

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

PRINCIPAL RISKS

An investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for investment securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund's total return.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

PERFORMANCE

The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012906Member~
NINE-MONTH YTD TOTAL RETURN
0.02% (9/30/12)

BEST QUARTER*	WORST QUARTER*
1.23% 4th Qtr. 2006	0.00% 4th Qtr. 2011
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Money Market Fund)	USAA Money Market Fund 12/1/2012 - 12/1/2012
Average Annual Return:
Past 1 Year	0.01%
Past 5 Years	1.70%
Past 10 Years	1.92%